WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.4%
	ARGENTINA — 3.6%
235,210	Globant S.A.*	$56,252,824
16,640	MercadoLibre, Inc.*	26,103,168
		82,355,992
	BRAZIL — 6.0%
9,336,850	Hapvida Participacoes e Investimentos S.A.	25,509,931
14,105,500	Magazine Luiza S.A.	55,790,431
1,895,580	Notre Dame Intermedica Participacoes S.A.	29,116,295
707,128	XP, Inc.*	29,034,676
		139,451,333
	CHINA — 28.9%
399,755	Alibaba Group Holding Ltd. - ADR*	78,028,179
191,239	Beijing Kingsoft Office Software, Inc.	9,715,532
12,571,330	China Mengniu Dairy Co. Ltd.*	68,254,531
6,013,487	Guangzhou GRG Metrology & Test Co., Ltd. - Class A*	33,818,332
2,369,045	Hundsun Technologies, Inc. - Class A	20,487,691
9,368,000	Kingdee International Software Group Co. Ltd.*	29,257,762
5,936,500	Li Ning Co. Ltd.	62,696,871
9,095,000	Linklogis, Inc. - Class B*,1	15,861,829
971,405	Meituan - Class B*	26,879,988
76	Offcn Education Technology Co., Ltd. - Class A*	154
3,366,749	Shandong Pharmaceutical Glass Co., Ltd. - Class A	17,901,866
3,150,920	Shenzhou International Group Holdings Ltd.	69,928,797
499,215	Silergy Corp.	67,735,865
1,474,834	Tencent Holdings Ltd.	88,943,942
780,576	Wuliangye Yibin Co., Ltd. - Class A	26,786,719
2,438,503	WuXi AppTec Co., Ltd. - Class H	54,049,807
		670,347,865
	GERMANY — 1.1%
167,494	Delivery Hero S.E.*	25,038,903
	HONG KONG — 6.7%
6,411,646	AIA Group Ltd.	76,719,711
4,438,885	Techtronic Industries Co. Ltd.	79,154,975
		155,874,686
	INDIA — 13.2%
542,613	Asian Paints Ltd.	21,589,677
531,934	Avenue Supermarts Ltd.*	25,052,108
1,079,144	Divi's Laboratories Ltd.*	71,193,847
2,313,729	HDFC Bank Ltd.	44,525,856

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
2,750,221	Kotak Mahindra Bank Ltd.*	$61,316,428
599,916	PI Industries Ltd.	23,795,533
702,192	WNS Holdings Ltd. - ADR*	57,818,489
		305,291,938
	INDONESIA — 1.3%
14,263,875	Bank Central Asia Tbk P.T.	29,445,734
	MEXICO — 3.9%
4,964,433	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	30,388,176
179,073	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR*	32,451,609
8,179,889	Wal-Mart de Mexico S.A.B. de C.V.	26,964,545
		89,804,330
	NETHERLANDS — 1.4%
380,440	BE Semiconductor Industries N.V.	33,386,611
	PERU — 0.7%
157,711	Credicorp Ltd.*	15,922,502
	POLAND — 1.1%
329,826	Dino Polska S.A.*	26,405,274
	RUSSIA — 5.2%
13,635,475	Moscow Exchange MICEX-RTS PJSC	32,274,935
1,280,797	Yandex N.V. - Class A*	87,004,540
		119,279,475
	SOUTH AFRICA — 1.5%
290,264	Capitec Bank Holdings Ltd.	32,228,332
177,743	Clicks Group Ltd.	3,215,832
		35,444,164
	SOUTH KOREA — 4.1%
388,974	Douzone Bizon Co., Ltd.	28,323,291
18,556	LG Household & Health Care Ltd.	23,536,800
114,990	NAVER Corp.	43,339,925
		95,200,016
	TAIWAN — 9.4%
930,060	Airtac International Group	30,055,326

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
8,960,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$187,259,514
		217,314,840
	THAILAND — 0.6%
8,207,430	Airports of Thailand PCL	14,122,673
	UNITED KINGDOM — 2.1%
709,133	Wizz Air Holdings PLC*	48,743,677
	UNITED STATES — 3.6%
148,690	EPAM Systems, Inc.*	83,236,662
	VIETNAM — 0.0%
23	Vietnam Dairy Products JSC	86
	TOTAL COMMON STOCKS
	(Cost $1,985,952,473)	2,186,666,761
	PARTICIPATION CERTIFICATES — 2.7%
	CHINA — 2.7%
701,854	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/18/2022)[1]	63,029,296
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $36,033,201)	63,029,296

Principal Amount
	SHORT-TERM INVESTMENTS — 3.3%
$77,012,336	UMB Money Market II Special, 0.01%[2]	77,012,336
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $77,012,336)	77,012,336
	TOTAL INVESTMENTS — 100.4%
	(Cost $2,098,998,010)	2,326,708,393
	Liabilities in Excess of Other Assets — (0.4)%	(9,316,592)
	TOTAL NET ASSETS — 100.0%	$2,317,391,801

ADR – American Depository Receipt
JSC – Joint Stock Company
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $78,891,125, which represents 3.40% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.